Cover	Feb. 26, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2025
Entity File Number	333-227194
Entity Registrant Name	United Express, Inc.
Entity Central Index Key	0001751707
Entity Tax Identification Number	82-1965608
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4345 W. Post Road
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	949
Local Phone Number	350-0123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false